Note 2 - Basis of Presentation - Going Concern Uncertainties (Detail) - Working Capital (Deficit) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Working capital (deficiency)	$ 723,557	$ (390,180)
Deficit	$ (342,789)	$ 1,715,649	$ (1,715,649)